Note 9 - Subsequent Events (Details Textual)					1 Months Ended					12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($)	Feb. 26, 2021 USD ($) $ / shares shares	Aug. 07, 2019 shares	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				21,500,000						1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares										$ 0.052	$ 0.052
Credit Agreement And Note [Member] | Forecast [Member]
Proceeds from Issuance of Debt | $					$ 110,000	$ 110,000	$ 110,000
Long-term Debt, Total | $					$ 2,500,000
Subsequent Event [Member] | Pre-funded Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	51,500,000
Class of Warrant or Right, Purchase Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.08
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.0001
Subsequent Event [Member] | Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	82,500,000
Class of Warrant or Right, Purchase Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.0799
Warrants and Rights Outstanding, Term (Year)	5 years 182 days
Warrants Ownership Percentage, Maximum Limit	4.99%
Subsequent Event [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.10
Warrants, Percent of Outstanding Shares Purchasable by Warrants			8.00%
Subsequent Event [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	23,500,000
Proceeds from Issuance or Sale of Equity, Total | $	$ 6,000,000	$ 6,000,000
Subsequent Event [Member] | Placement Agent Private Placement [Member]
Sale of Equity, Cash Fee, Percent			8.00%
Sale of Equity, Management Fee, Percent			1.00%
Payments of Stock Issuance Costs | $			$ 85,000
Subsequent Event [Member] | Credit Agreement And Note [Member]
Proceeds from Issuance of Debt | $								$ 225,000
Long-term Debt, Total | $								$ 2,170,000
Subsequent Event [Member] | Multiple Vendors [Member]
Liabilities Settled, Original Amount | $									$ 41,800
Stock Issued During Period, Shares, New Issues (in shares)									1,115,961
Subsequent Event [Member] | Ken Evans [Member]
Stock Issued During Period, Shares, New Issues (in shares)									900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)									1,500,000
Share Based Compensation, Exchange Ratio of Shares Per Stock Option									0.6
Subsequent Event [Member] | Allison Gabrys [Member]
Employment Agreement, Hourly Rate									125